Share Capital	12 Months Ended
Dec. 31, 2024
Share Capital
Share capital

19. Share capital

On May 17, 2021, the Company entered into an at-the-market offering agreement (the “May 2021 ATM Agreement”) where the Company may at its discretion and from time-to-time during the term of the May 2021 ATM Agreement, sell in the United States, through its agent, such number of common shares of the Company as would result in aggregate gross proceeds of up to $50.0 million. The May 2021 ATM Agreement expired on February 28, 2023 and the Company received aggregate gross proceeds of $44.4 million through issuance of 44,085,122 common shares, with approximately $1.7 million in transaction costs incurred and offset against share capital.

The Company closed non-brokered private placements for total gross proceeds of $0.8 million in July of 2023 through total issuance of 2,234,041 of the Company’s common shares priced at approximately $0.47 CAD per share.

On March 27, 2024, the Company completed an equity offering of 26,000,000 units at a price of $0.30 CAD per unit for total gross proceeds of $5.8 million. Each unit consisted of one common share and one common share purchase warrant where each warrant is exercisable for one common share at an exercise price of $0.40 CAD for a period of three years starting March 27, 2024. As part of the equity offering, approximately $0.8 million in transaction costs were incurred and offset against share capital, and 150,000 common shares and 1,510,020 warrants for approximately $0.1 million and $0.1 million, respectively, were issued to the Company’s advisors and offset against share capital where each warrant is exercisable for one common share at an exercise price of $0.30 CAD for a period of two years starting March 27, 2024.

On December 19, 2024, the Company completed an acquisition of the remaining 40% non-controlling interests of the Company’s Galena Complex via the Acquisition Agreement (see Note 6) in exchange for issuance of 170,000,000 of the Company’s common shares, and $10 million in cash, plus monthly deliveries of 18,500 ounces of silver for a period of 36 months starting in January 2026 (see Note 11). The Company also completed a concurrent bought deal private placement of subscription receipts raising gross proceeds of $50 million CAD or $35.1 million USD at an issue price of $0.40 CAD per subscription receipt resulting from total issuance of 125,000,000 of the Company’s common shares.

During fiscal 2024, the Company closed non-brokered private placements for total gross proceeds of $9.4 million through total issuance of 28,112,615 of the Company’s common shares priced at approximately $0.47 CAD per share.

a. Authorized

Authorized share capital consists of an unlimited number of common and preferred shares.

	December 31,	December 31,
	2024	2023

Issued
594,450,243 (2023: 218,689,766) common shares	$573,532	$455,548
Nil (2023: Nil) preferred shares	-	-
	$573,532	$455,548

Each non-voting preferred share is convertible, at the holder’s option, without payment of any additional consideration by the holder thereof, initially on a one-to-one basis into common shares, subject to adjustment, and in accordance with the terms of the non-voting preferred shares.

b. Stock option plan

The number of shares reserved for issuance under the Company’s stock option plan is limited to 10% of the number of common shares which are issued and outstanding on the date of a particular grant of options. Under the plan, the Board of Directors determines the term of a stock option to a maximum of 10 years, the period of time during which the options may vest and become exercisable as well as the option exercise price which shall not be less than the closing price of the Company’s share on the Toronto Stock Exchange on the date immediately preceding the date of grant. The Compensation Committee determines and makes recommendations to the Board of Directors as to the recipients of, and nature and size of, share-based compensation awards in compliance with applicable securities law, stock exchange and other regulatory requirements.

A summary of changes in the Company’s outstanding stock options is presented below:

	Year		Year
	ended		ended
	December 31,		December 31,
	2024		2023
		Weighted		Weighted
		average		average
		exercise		exercise
	Number	price	Number	price
	(thousands)	CAD	(thousands)	CAD

Balance, beginning of year	17,370	$1.30	12,367	$2.40
Granted	9,050	0.53	8,200	0.62
Expired	(6,310)	2.22	(3,197)	3.79
Balance, end of year	20,110	$0.67	17,370	$1.30

The following table summarizes information on stock options outstanding and exercisable as at December 31, 2024:

	Weighted
	average		Weighted		Weighted
	remaining		average		average
Exercise	contractual		exercise		exercise
price	life	Outstanding	price	Exercisable	price
CAD	(years)	(thousands)	CAD	(thousands)	CAD

$0.01 to $0.50	2.04	4,875	$0.32	2,933	$0.31
$0.51 to $1.00	2.19	12,175	0.66	5,517	0.72
$1.01 to $1.50	0.15	3,060	1.24	3,060	1.24
		20,110	$0.67	11,510	$0.75

c. Share-based payments

The weighted average fair value at grant date of the Company’s stock options granted during the year ended December 31, 2024 was $0.18 (2023: $0.22).

The Company used the Black-Scholes Option Pricing Model to estimate fair value using the following weighted-average assumptions:

	Year ended	Year ended
	December 31,	December 31,
	2024	2023

Expected stock price volatility (1)	69%	67%
Risk free interest rate	3.10%	3.62%
Expected life	3 years	3 years
Expected forfeiture rate	2.91%	3.60%
Expected dividend yield	0%	0%

Share-based payments included in cost of sales	$-	$-
Share-based payments included in general and
administrative expenses	1,199	1,764
Total share-based payments	$1,199	$1,764

(1)   Expected volatility has been based on historical volatility of the Company’s publicly traded shares.

d. Warrants

The warrants that are issued and outstanding as at December 31, 2024 are as follows:

Number of	Exercise	Issuance	Expiry
warrants	price (CAD)	date	date
17,600	0.30	Mar 2024	Mar 27, 2026
3,500,000	0.55	Jun 2023	Jun 21, 2026
750,000	0.55	Oct 2023	Oct 30, 2026
24,955,600	0.40	Mar 2024	Mar 27, 2027
6,000,000	0.42	Aug 2024	Aug 14, 2027
35,223,200

e. Restricted share units:

The Company has a Restricted Share Unit Plan under which eligible directors, officers and key employees of the Company are entitled to receive awards of restricted share units. Each restricted share unit is equivalent in value to the fair market value of a common share of the Company on the date of grant with the value of each cash settled award charged to compensation expense over the period of vesting. At each reporting date, the compensation expense and associated liability (which is included in trade and other long-term liabilities in the consolidated statement of financial position) are adjusted to reflect changes in market value. As at December 31, 2024, 234,076 (December 31, 2023: nil) restricted share units are outstanding at an aggregate value of $0.1 million (December 31, 2023: nil).

f. Deferred share units:

The Company has a Deferred Share Unit Plan under which eligible directors of the Company receive awards of deferred share units on a quarterly basis as payment for 50% to 100% of their director fees earned. Deferred share units are settled in either cash or common shares at the Company’s discretion when the director leaves the Company’s Board of Directors. The Company recognizes a cost in director fees and a corresponding increase in equity reserve upon issuance of deferred share units. As at December 31, 2024, 3,562,917 (2023: 2,379,554) deferred share units are issued and outstanding.